Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	December 31, 2025	December 31, 2024
ASSETS
Cash and cash equivalents	$79,976	$1,088,565
Short-term investment	1,750,059	4,040,000
Other current assets	26,493	54,383
Due from subsidiaries, VIE and VIE’s subsidiaries	15,639,807	12,247,807
Investment in subsidiaries, VIE and VIE’s subsidiaries	2,443,215	5,113,612
Total Assets	$19,939,550	$22,544,367

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.008 per share, 2,250,000,000 shares authorized; 3,236,141 and 3,104,891 shares issued and outstanding on December 31, 2025 and 2024, respectively) *	25,890	24,840
Class B Ordinary Share (par value $0.008 per share, 250,000,000 shares authorized; 624,972 and 68,722 shares issued and outstanding on December 31, 2025 and 2024, respectively) *	5,000	550
Additional paid-in capital	34,475,566	29,059,063
Deferred share compensation	(1,716,667)	-
Accumulated deficit	(12,850,239)	(6,540,086)
Total Shareholders’ Equity	19,939,550	22,544,367
Total Liabilities and Shareholders’ Equity	$19,939,550	$22,544,367

*	Retrospectively restated for the effect of share consolidation (see Note 21).

Schedule of Parent Company Statements of Operations

PARENT COMPANY STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2025	2024	2023
Equity in loss of subsidiaries	$(2,670,397)	$(642,807)	$(11,440,721)
General and administrative expenses	(3,776,558)	(192,233)	(82,620)
Interest income	136,802	191,811	187,430
Net Loss	$(6,310,153)	(643,229)	(11,335,911)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2025	2024	2023
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$93,470	$198,117	$(193,778)

Cash Flows from Investing Activities:
Investments in short-term investments	(3,820,059)	(9,068,000)	(5,241,677)
Proceeds from redemption of short-term investments	6,110,000	10,269,677	-
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(3,392,000)	(4,299,500)	1,475,310
Net Cash Used in Investing Activities	(1,102,059)	(3,097,823)	(3,766,367)

Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering, net off issuance cost	-	3,838,200	-
Net Cash Provided by Financing Activities	-	3,838,200	-

Net (decrease) increase in cash and cash equivalents	(1,008,589)	938,494	(3,960,145)
Cash and cash equivalents at beginning of year	1,088,565	150,071	4,110,216
Cash and cash equivalents at end of year	$79,976	$1,088,565	$150,071